S000049700 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Bridge Builder International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	28.50%	7.59%	8.57%
Bridge Builder International Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.65%	6.12%	7.59%
Bridge Builder International Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.53%	5.72%	6.84%